Transamerica Intermediate Muni Expense Example, No Redemption - Retail Class [Member] - Transamerica Intermediate Muni	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 393
Expense Example, No Redemption, 3 Years	559
Expense Example, No Redemption, 5 Years	740
Expense Example, No Redemption, 10 Years	1,262
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	466
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,834
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	319
Expense Example, No Redemption, 10 Years	728
I2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628